Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Gross amount	₩ 1,984,772	₩ 1,921,617
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 234,923	₩ 238,881	₩ 264,498
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.24%
Gross amount	₩ 1,408,471
Loss allowance	₩ 31,500
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.92%
Gross amount	₩ 589,484
Loss allowance	₩ 17,357
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	76.22%
Gross amount	₩ 47,412
Loss allowance	₩ 36,139
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	50.75%
Gross amount	₩ 3,464
Loss allowance	₩ 1,758
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	85.59%
Gross amount	₩ 126,479
Loss allowance	₩ 108,249
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	69.89%
Gross amount	₩ 8,606
Loss allowance	₩ 6,015
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	93.00%
Gross amount	₩ 20,100
Loss allowance	₩ 18,693
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	97.02%
Gross amount	₩ 15,679
Loss allowance	₩ 15,212